Expenses by nature	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Expenses by nature

7	Expenses by nature

Accounting policy

Cost of sales mainly consists of the cost of manufacturing the products sold by the Company and is recognized in the income statement on the date of delivery to the customer at the same time revenue is recognized from the related sale.

Selling, general and administrative expenses are recognized on the accrual basis and, if applicable, in the same period in which the income they are related to is recognized.

				2024
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,187,542)	-	-	(1,187,542)
Third-party services	(481,942)	(43,170)	(49,197)	(574,309)
Depreciation and amortization	(322,135)	(7,375)	(688)	(330,198)
Employee benefit expenses	(209,526)	(60,124)	(9,630)	(279,280)
Others	(27,265)	(16,659)	(8,461)	(52,385)
	(2,228,410)	(127,328)	(67,976)	(2,423,714)

				2023
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,228,138)	-	-	(1,228,138)
Third-party services	(508,556)	(44,441)	(73,210)	(626,207)
Depreciation and amortization	(306,251)	(4,025)	(199)	(310,475)
Employee benefit expenses	(204,269)	(53,534)	(13,786)	(271,589)
Others	(27,143)	(24,599)	(12,417)	(64,159)
	(2,274,357)	(126,599)	(99,612)	(2,500,568)

				2022
	Cost of sales	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,421,712)	-	-	(1,421,712)
Third-party services	(474,280)	(40,237)	(64,959)	(579,476)
Depreciation and amortization	(283,928)	(4,286)	(58)	(288,272)
Employee benefit expenses	(181,375)	(58,864)	(18,030)	(258,269)
Others	(32,641)	(41,783)	(15,754)	(90,178)
	(2,393,936)	(145,170)	(98,801)	(2,637,907)

(i) As of December 31, 2024, the Company recognized USD 3,661 in Cost of sales related to idle-capacity costs in El Porvenir due to the suspension of the mine for ten days (USD 12,455 as of December 31, 2023) and USD 34,591 including depreciation of USD 9,092 (USD 77,639 including depreciation of USD 22,024 as of December 31, 2023) related to the idleness of the Aripuanã mine and plant capacity incurred during the ramp-up phase. Idle capacity costs are calculated considering the significant reduction in the level of production due to unusual events.